N-4	Nov. 04, 2024
Prospectus:
Document Type	N-4
Entity Registrant Name	Nationwide Variable Account
Entity Central Index Key	0000202713
Entity Investment Company Type	N-4
Document Period End Date	Nov. 04, 2024
Amendment Flag	false
Soloist
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]	The following underlying mutual fund is offered as an investment option under the contract. Effective December 31, 2024, the name of the investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
Delaware Ivy High Income Fund - Class I	Macquarie High Income Fund - Institutional Class

Soloist | MacquarieHighIncomeFundInstitutionalClassMember
Prospectus:
Portfolio Company Name [Text Block]	Macquarie High Income Fund - Institutional Class